UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  November 30, 2009

Date of reporting period:  May 31, 2009

Item 1. Reports to Stockholders.

PIA Funds

– PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

– PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2009

PIA Funds
Dear Shareholder:

We are pleased to provide you with this semi annual report for the period ended May 31, 2009 for the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the BBB Bond Fund and the MBS Bond Fund.

Economic growth slowed dramatically with a reported first quarter Gross Domestic Product (GDP) of -5.5% compared to -0.8% for the year of 2008. Year over year change in the Consumer Price Index (CPI) for recent months ranged from +.2 to -.7%. The Federal Reserve maintained the Fed Funds rate at 0-25 basis points (bp) for the period. Yields on 6 month treasury bills declined 13 (bp) while yields on 5 year treasuries increased by 42 bp. At the long end of the curve, yields on 30 year treasury bonds rose 89 bp. The huge supply of treasury securities that is being issued to fund the budget deficit along with expectations of an economic recovery contributed to the increase in rates. Interest rate spreads over treasuries on corporate and mortgage backed securities declined from the highest level in the last five years reached in late 2008. The reasons for the decline in these spreads were a high demand for yield from buyers and the perception that the decline in growth may be stabilizing.

We believe that the PIA BBB Bond Fund and the MBS Bond Fund provide our clients with a very cost effective means of investing in a broadly diversified portfolio of BBB rated bonds or agency mortgage backed bonds because, as described in our prospectus, PIA pays all expenses incurred by each Fund so our clients incur no additional expense relative to their investment in the Fund.

PIA BBB Bond Fund
The return of the BBB Fund for the six month period ending May 31 was 15.79% compared to the Barclays Capital U.S. Baa Bond Index return of 16.80%. The Fund’s return was lower than the index for the period partly due to price dislocations within some sectors of the corporate market. The Fund seeks to approximate the return on the index due to a strategy of having a broad diversification of issuers, industry sectors and range of maturities. The bonds held in the Fund represent over one hundred different issuers. Interest rate spreads on Baa bonds over comparable maturity U.S. Treasuries narrowed from 780 basis points in December to 450 basis points in May.

PIA MBS Bond Fund
The return of the Fund for the six month period ending May 31 was 4.60% compared to the Barclays Capital U.S. MBS Fixed Rate Index return of 4.43%. The decline in market volatility during the period led to a higher rate of return. In addition, the Fund’s shorter duration and emphasis on higher coupon agency MBS also helped the return.

Please take a moment to review your fund(s)’ statement of assets and the results of operations for the six month period ended May 31. We look forward to reporting to you again with the annual report dated November 2009.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

Please refer to the following page for important disclosure information.

PIA Funds
Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual Fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment performance reflects fee waivers in effect. In the absence of such fee waivers, total return would be reduced.

The Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers. The Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria. You cannot invest directly in an index. Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Quasar Distributors, LLC, Distributor 8/09

PIA Funds
Expense Example – May 31, 2009
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/08 – 5/31/09).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and the PIA MBS Bond Fund.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/08	Value 5/31/09	Period 12/1/08 – 5/31/09*
PIA BBB Bond Fund
Actual	$1,000.00	$1,157.90	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00
PIA MBS Bond Fund
Actual	$1,000.00	$1,046.00	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*
Expenses are equal to the Funds’ annualized expense ratios of 0.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2009
(Unaudited)

Investments by Sector
As a Percentage of Net Assets

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2009
(Unaudited)

Investments by Issuer
As a Percentage of Net Assets

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2009
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 93.5%
Aerospace/Defense 0.6%
	Northrup Grumman Corp.
$1,314,000	7.75%, due 2/15/31	$1,519,487
Agricultural Chemicals 0.4%
	Potash Corporation of Saskatchewan
1,295,000	5.875%, due 12/1/36	1,153,150
Airlines 0.4%
	Continental Airlines, Inc.
690,000	5.983%, due 4/19/22	565,800
	Delta Airlines
490,000	7.111%, due 3/18/13	455,700
		1,021,500
Appliances 0.3%
	Whirlpool Corp.
940,000	5.50%, due 3/1/13	899,780
Banks 1.0%
	Capital One Financial Corp.
1,005,000	6.15%, due 9/1/16	845,927
	Fifth Third Bancorp
1,000,000	4.50%, due 6/1/18	651,715
	Suntrust Banks
1,600,000	6.00%, due 9/11/17	1,363,662
		2,861,304
Beverages 0.6%
	Anheuser-Busch Companies, Inc.
1,290,000	5.50%, due 1/15/18	1,218,395
590,000	6.45%, due 9/1/37	516,090
		1,734,485
Capital Goods 0.2%
	Vulcan Materials Co.
560,000	5.60%, due 11/30/12	567,451
Chemicals 0.8%
	Dow Chemical Co.
1,390,000	7.375%, due 11/1/29	1,163,053
	Rohm & Haas Co.
1,325,000	6.00%, due 9/15/17	1,159,604
		2,322,657
Construction 0.5%
	CRH America, Inc.
1,800,000	6.00%, due 9/30/16	1,514,210
Consumer Products 0.8%
	Clorox Co.
2,280,000	5.95%, due 10/15/17	2,295,474
Diversified Financial Services 0.4%
	Block Financial LLC
1,000,000	7.875%, due 1/15/13	1,039,910
Diversified Manufacturing 0.7%
	Ingersoll-Rand Global
	Holding Company Ltd.
760,000	6.875%, due 8/15/18	743,728
	Tyco Electronics Group SA
795,000	6.00%, due 10/1/12	777,632
	Tyco International Group SA
300,000	6.00%, due 11/15/13	301,113
		1,822,473
Electric Utilities 12.1%
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14	1,704,688
	Constellation Energy Group
920,000	7.00%, due 4/1/12	933,888
	Consumers Energy
2,110,000	5.50%, due 8/15/16	2,104,607
	Dominion Resources, Inc.
2,430,000	5.15%, due 7/15/15	2,374,849
620,000	5.95%, due 6/15/35	552,148
	DTE Energy Co.
2,835,000	7.05%, due 6/1/11	2,949,035
	Duke Energy Corp.
1,910,000	6.25%, due 6/15/18	1,924,084

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2009 (continued)
(Unaudited)

Principal Amount		Value
Electric Utilities 12.1% (continued)
	Exelon Corp.
$1,970,000	6.75%, due 5/1/11	$2,053,575
805,000	5.625%, due 6/15/35	621,551
	FirstEnergy Corp.
1,345,000	6.45%, due 11/15/11	1,408,085
715,000	7.375%, due 11/15/31	621,712
	Indiana Michigan Power
900,000	6.05%, due 3/15/37	766,134
	MidAmerican Energy
	Holdings Co.
1,730,000	6.125%, due 4/1/36	1,605,250
	Nevada Power Co.
1,230,000	6.50%, due 8/1/18	1,213,875
	NiSource Finance Corp.
1,595,000	5.40%, due 7/15/14	1,416,722
	Oncor Electric Delivery
905,000	7.00%, due 5/1/32	869,391
	PPL Energy Supply, LLC
1,420,000	6.40%, due 11/1/11	1,493,924
	Progress Energy, Inc.
1,716,000	7.10%, due 3/1/11	1,837,388
	PSEG Power, LLC
2,620,000	7.75%, due 4/15/11	2,801,776
	Puget Sound Energy, Inc.
2,075,000	6.274%, due 3/15/37	1,746,380
	Reliant Energy
1,075,000	7.75%, due 2/15/11	1,117,897
	Union Electric Co.
1,275,000	6.70%, due 2/1/19	1,289,114
		33,406,073
Electronic Parts 0.5%
	Avnet, Inc.
1,800,000	5.875%, due 3/15/14	1,509,174
Finance 0.8%
	SLM Corp.
1,230,000	5.375%, due 5/15/14	818,798
2,000,000	8.45%, due 6/15/18	1,371,882
		2,190,680
Finance – Leasing 1.4%
	International Lease Finance Corp.
4,600,000	5.75%, due 6/15/11	3,865,601
Food 5.4%
	ConAgra Foods, Inc.
850,000	6.75%, due 9/15/11	912,270
450,000	7.125%, due 10/1/26	439,029
	General Mills, Inc.
1,605,000	6.00%, due 2/15/12	1,725,128
	H.J. Heinz Finance Co.
925,000	6.625%, due 7/15/11	986,537
	Kraft Foods, Inc.
1,475,000	6.25%, due 6/1/12	1,601,247
2,015,000	6.50%, due 8/11/17	2,106,368
1,375,000	6.875%, due 2/1/38	1,395,615
	Kroger Co.
1,150,000	6.20%, due 6/15/12	1,210,761
710,000	6.15%, due 1/15/20	721,281
	Safeway, Inc.
1,210,000	6.35%, due 8/15/17	1,281,182
	Sara Lee Corp.
1,285,000	3.875%, due 6/15/13	1,241,050
	Yum! Brands, Inc.
1,325,000	6.25%, due 3/15/18	1,299,035
		14,919,503
Forest Products & Paper 1.1%
	International Paper Co.
2,905,000	7.95%, due 6/15/18	2,740,249
	Weyerhaeuser Co.
425,000	7.375%, due 3/15/32	326,865
		3,067,114
Health Care 2.2%
	Hospira, Inc.
2,065,000	5.55%, due 3/30/12	2,108,047
	Humana Inc.
2,475,000	7.20%, due 6/15/18	2,082,497

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2009 (continued)
(Unaudited)

Principal Amount		Value
Health Care 2.2% (continued)
	McKesson Corp.
$1,800,000	5.25%, due 3/1/13	$1,824,228
		6,014,772
Hotels 0.7%
	Marriott International, Inc.
1,900,000	5.625%, due 2/15/13	1,816,831
Insurance 2.4%
	CIGNA Corp.
900,000	6.35%, due 3/15/18	769,706
	Hartford Financial Services Group
800,000	5.25%, due 10/15/11	745,505
	Marsh & McLennan Cos., Inc.
1,280,000	5.75%, due 9/15/15	1,193,957
	MetLife, Inc.
1,185,000	6.40%, due 12/15/36	843,547
	Prudential Financial, Inc.
2,025,000	5.10%, due 9/20/14	1,861,426
	Willis North America Inc.
1,050,000	6.20%, due 3/28/17	828,705
	XL Capital Ltd.
600,000	5.25%, due 9/15/14	489,712
		6,732,558
Media 9.1%
	Comcast Corp.
2,885,000	6.50%, due 1/15/17	2,991,168
2,850,000	7.05%, due 3/15/33	2,857,097
	Cox Communications, Inc.
2,140,000	7.125%, due 10/1/12	2,243,655
	News America, Inc.
3,705,000	6.20%, due 12/15/34	3,031,831
	Time Warner, Inc.
1,840,000	9.125%, due 1/15/13	1,999,202
3,440,000	7.625%, due 4/15/31	3,140,514
	Time Warner Cable, Inc.
4,000,000	5.40%, due 7/2/12	4,078,920
	Time Warner Entertainment
	Company, L.P.
1,555,000	8.375%, due 7/15/33	1,618,879
	Viacom, Inc.
1,365,000	6.25%, due 4/30/16	1,306,551
1,405,000	7.875%, due 7/30/30	1,148,729
850,000	6.875%, due 4/30/36	723,775
		25,140,321
Medical 0.3%
	Cardinal Health, Inc.
900,000	6.75%, due 2/15/11	926,687
Metals 0.9%
	Alcoa Inc.
1,820,000	5.55%, due 2/1/17	1,499,234
1,280,000	5.95%, due 2/1/37	876,891
		2,376,125
Mining 3.3%
	Freeport-McMoran C&G
2,815,000	8.375%, due 4/1/17	2,797,840
	Rio Tinto Finance USA, Ltd.
3,125,000	6.50%, due 7/15/18	3,082,153
755,000	7.125%, due 7/15/28	680,772
	Vale Overseas Limited
1,345,000	6.25%, due 1/23/17	1,363,106
1,415,000	6.875%, due 11/21/36	1,282,644
		9,206,515
Office Equipment 0.9%
	Xerox Corp.
2,700,000	6.40%, due 3/15/16	2,504,439
Oil & Gas 13.6%
	Anadarko Petroleum Corp.
1,770,000	5.95%, due 9/15/16	1,695,370
1,200,000	6.45%, due 9/15/36	1,002,114

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2009 (continued)
(Unaudited)

Principal Amount		Value
Oil & Gas 13.6% (continued)
	Canadian Natural Resources
$985,000	6.00%, due 8/15/16	$927,679
1,355,000	6.50%, due 2/15/37	1,240,589
	Devon Energy Corp.
785,000	7.95%, due 4/15/32	885,415
	Devon Financing Corp., U.L.C.
295,000	6.875%, due 9/30/11	319,787
	Encana Corp.
1,070,000	6.50%, due 8/15/34	971,045
	Encana Holdings Financial Corp.
825,000	5.80%, due 5/1/14	851,465
	Energy Transfer Partners LP
1,285,000	5.95%, due 2/1/15	1,263,800
620,000	7.50%, due 7/1/38	584,818
	Enterprise Products
1,770,000	5.60%, due 10/15/14	1,741,722
472,000	6.65%, due 10/15/34	412,109
	Hess Corp.
635,000	6.65%, due 8/15/11	674,900
610,000	7.875%, due 10/1/29	620,462
	Kinder Morgan Energy Partners
1,410,000	5.125%, due 11/15/14	1,370,606
1,560,000	5.80%, due 3/15/35	1,248,002
	Marathon Oil Corp.
1,100,000	5.90%, due 3/15/18	1,053,352
660,000	6.60%, due 10/1/37	590,195
	Nexen, Inc.
840,000	6.40%, due 5/15/37	719,788
	Noble Energy, Inc.
2,500,000	8.25%, due 3/1/19	2,723,140
	Pemex Master Trust
900,000	9.125%, due 10/13/10	978,750
1,865,000	6.625%, due 6/15/35	1,735,355
	Petro-Canada
1,501,000	5.95%, due 5/15/35	1,107,818
	Petrobras International Finance Co.
2,615,000	5.875%, due 3/1/18	2,568,147
	Smith International, Inc.
1,300,000	9.75%, due 3/15/19	1,438,585
	Suncor Energy, Inc.
1,130,000	6.50%, due 6/15/38	961,253
	Talisman Energy
755,000	6.25%, due 2/1/38	628,510
	Transocean Inc.
2,095,000	6.00%, due 3/15/18	2,102,997
615,000	6.80%, due 3/15/38	625,326
	Valero Energy Corp.
610,000	6.875%, due 4/15/12	636,652
835,000	6.625%, due 6/15/37	687,162
	Weatherford International Ltd.
1,020,000	6.50%, due 8/1/36	782,754
	XTO Energy, Inc.
1,300,000	5.00%, due 1/31/15	1,269,406
1,215,000	6.375%, due 6/15/38	1,120,490
		37,539,563
Pharmaceuticals 0.1%
	Schering-Plough Corp.
380,000	6.55%, due 9/15/37	387,008
Pipelines 2.7%
	ONEOK, Inc.
2,200,000	5.20%, due 6/15/15	2,044,332
	ONEOK Partners, LP
350,000	5.90%, due 4/1/12	354,687
	Tennessee Gas Pipeline
1,125,000	7.50%, due 4/1/17	1,145,897
665,000	7.00%, due 10/15/28	586,676
	Texas Eastern Transmission Corp.
950,000	7.00%, due 7/15/32	938,651
	Williams Companies, Inc.
500,000	7.125%, due 9/1/11	505,239
2,040,000	8.75%, due 3/15/32	1,963,096
		7,538,578

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2009 (continued)
(Unaudited)

Principal Amount		Value
Real Estate Investment Trusts 1.8%
	Boston Properties, LP
$455,000	6.25%, due 1/15/13	$443,672
	Camden Property Trust
550,000	5.70%, due 5/15/17	458,585
	ERP Operating LP
1,245,000	5.25%, due 9/15/14	1,133,277
	Health Care Properties
1,200,000	6.00%, due 1/30/17	1,006,874
	Healthcare Realty Trust
775,000	5.125%, due 4/1/14	654,665
	Hospitality Properties Trust
430,000	5.625%, due 3/15/17	316,173
	ProLogis
1,290,000	5.75%, due 4/1/16	990,817
		5,004,063
Retail 2.4%
	CVS/Caremark Corp.
2,825,000	5.75%, due 6/1/17	2,825,881
	Home Depot, Inc.
2,425,000	5.25%, due 12/16/13	2,496,327
995,000	5.875%, due 12/16/36	800,486
	Staples, Inc.
550,000	9.75%, due 1/15/14	607,012
		6,729,706
Sovereign 9.3%
	Federal Republic of Brazil
2,650,000	11.00%, due 1/11/12	3,127,000
4,705,000	6.00%, due 1/17/17	4,876,733
5,500,000	7.125%, due 1/20/37	5,912,500
	Republic of Peru
1,060,000	8.375%, due 5/3/16	1,227,480
1,560,000	6.55%, due 3/14/37	1,523,340
	United Mexican States
2,120,000	5.875%, due 1/15/14	2,245,080
3,290,000	5.625%, due 1/15/17	3,372,250
3,258,000	6.75%, due 9/27/34	3,363,885
		25,648,268
Technology 0.4%
	Motorola, Inc.
610,000	8.00%, due 11/1/11	610,088
650,000	6.625%, due 11/15/37	486,610
		1,096,698
Telecommunications 8.7%
	AT&T Broadband Corp.
2,605,000	8.375%, due 3/15/13	2,904,054
	British Telecom PLC
1,255,000	8.625%, due 12/15/10	1,332,376
1,500,000	9.125%, due 12/15/30	1,579,020
	CenturyTel, Inc.
1,700,000	6.00%, due 4/1/17	1,506,764
	Deutsche Telekom
	International Finance
1,500,000	5.75%, due 3/23/16	1,500,525
2,620,000	6.75%, due 8/20/18	2,796,981
1,625,000	8.25%, due 6/15/30	1,894,360
	Embarq Corp.
1,515,000	7.082%, due 6/1/16	1,486,712
730,000	7.995%, due 6/1/36	633,031
	Qwest Corp.
1,860,000	8.875%, due 3/15/12	1,883,250
715,000	6.875%, due 9/15/33	504,075
	Rogers Wireless, Inc.
1,910,000	6.375%, due 3/1/14	1,986,589
	Telecom Italia Capital
2,750,000	5.25%, due 11/15/13	2,675,294
1,575,000	6.375%, due 11/15/33	1,286,632
		23,969,663
Tobacco 2.5%
	Altria Group, Inc.
2,570,000	9.70%, due 11/10/18	2,929,520
1,475,000	9.95%, due 11/10/38	1,651,451
	Reynolds American, Inc.
2,525,000	6.75%, due 6/15/17	2,383,878
		6,964,849

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2009 (continued)
(Unaudited)

Principal Amount			Value
Transportation 2.6%
	Burlington Northern Santa Fe
$770,000	6.75%, due 7/15/11		$825,298
1,345,000	6.15%, due 5/1/37		1,283,797
	CSX Corp.
1,340,000	5.60%, due 5/1/17		1,233,841
845,000	7.95%, due 5/1/27		848,516
	Norfolk Southern Corp.
1,355,000	7.05%, due 5/1/37		1,449,037
	Union Pacific Corp.
1,575,000	6.15%, due 5/1/37		1,455,906
			7,096,395
Utilities – Natural Gas 0.7%
	Sempra Energy
1,800,000	6.00%, due 2/1/13		1,820,234
Waste Disposal 0.9%
	Allied Waste North America, Inc.
1,995,000	6.875%, due 6/1/17		1,928,076
	Waste Management, Inc.
680,000	7.75%, due 5/15/32		651,575
			2,579,651
Total Corporate Bonds
(cost $263,862,836)			258,802,950
U.S. GOVERNMENT
INSTRUMENTALITIES 3.1%
U.S. Treasury Notes 3.1%
	U.S. Treasury Note
8,000,000	0.875%, due 4/30/11		7,998,720
650,000	1.875%, due 2/28/14		638,627
			8,637,347
Total U.S. Government Instrumentalities
(cost $8,641,626)			8,637,347

Shares
SHORT-TERM INVESTMENTS 6.5%
18,116,242	AIM STIT -
	Treasury Portfolio –
	Institutional Class		18,116,242
Total Short-Term Investments
(cost $18,116,242)			18,116,242
Total Investments
(cost $290,620,704)		103.1%	285,556,539
Liabilities less Other Assets		(3.1)%	(8,689,995)
TOTAL NET ASSETS		100.0%	$276,866,544

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2009
(Unaudited)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 93.5%
U.S. Government Agencies 93.5%
	FHLMC Pool
$260,328	4.50%, due 5/1/20, #G18052	$268,216
280,906	4.50%, due 3/1/21, #G18119	287,794
261,028	5.00%, due 3/1/21, #G18105	270,683
350,469	4.50%, due 5/1/21, #J01723	359,062
242,964	6.00%, due 6/1/21, #G18124	256,468
761,316	4.50%, due 9/1/21, #G12378	784,385
351,633	5.00%, due 11/1/21, #G18160	364,639
252,293	5.00%, due 2/1/22, #G12522	261,625
406,707	5.00%, due 2/1/22, #J04411	421,178
850,430	5.50%, due 3/1/22, #G12577	887,733
461,491	5.00%, due 7/1/22, #J05243	477,911
34,432	5.50%, due 5/1/35, #B31639	35,667
1,130,625	5.00%, due 8/1/35, #A36351	1,159,303
949,520	5.00%, due 10/1/35, #G01940	973,604
869,715	6.00%, due 1/1/36, #A42208	912,331
92,637	7.00%, due 1/1/36, #G02048	99,513
1,453,063	5.50%, due 2/1/36, #G02031	1,505,191
569,535	7.00%, due 8/1/36, #G08148	611,105
879,023	6.50%, due 9/1/36, #A54908	936,718
691,223	6.50%, due 11/1/36, #A54094	736,592
929,580	5.50%, due 2/1/37, #A57840	961,621
2,466,616	5.00%, due 5/1/37, #A60268	2,526,483
1,200,619	5.00%, due 6/1/37, #G03094	1,229,759
3,292,792	5.50%, due 6/1/37, #A61982	3,405,262
3,218,366	6.00%, due 6/1/37, #A62176	3,370,535
3,220,445	6.00%, due 6/1/37, #A62444	3,372,711
494,661	5.00%, due 7/1/37, #A63187	506,667
2,399,838	5.50%, due 8/1/37, #G03156	2,481,807
377,107	6.50%, due 8/1/37, #A70413	401,838
58,381	7.00%, due 8/1/37, #A70079	62,642
633,632	7.00%, due 9/1/37, #A65171	679,606
104,438	7.00%, due 9/1/37, #A65335	112,016
64,182	7.00%, due 9/1/37, #A65670	68,838
429,380	7.00%, due 9/1/37, #A65780	460,533
51,173	7.00%, due 9/1/37, #A65941	54,886
23,930	7.00%, due 9/1/37, #A66041	25,666
623,133	7.00%, due 9/1/37, #G03207	668,614
364,226	6.50%, due 11/1/37, #A68726	388,112
883,214	5.50%, due 4/1/38, #G04121	913,381
523,098	5.50%, due 5/1/38, #A77265	540,935
896,865	5.50%, due 5/1/38, #G04215	927,448
895,013	5.00%, due 10/1/38, #G08306	916,686
	FHLMC GOLD TBA (a)
2,000,000	4.50%, due 6/15/39	2,012,500
5,000,000	5.00%, due 7/15/39	5,096,095
	FNMA Pool
231,845	4.50%, due 10/1/20, #842732	238,870
471,819	4.50%, due 12/1/20, #813954	486,116
246,352	4.50%, due 2/1/21, #845437	253,817
380,982	5.00%, due 2/1/21, #865191	395,735
187,064	5.00%, due 5/1/21, #879112	194,016
588,918	4.50%, due 7/1/21, #845515	604,187
325,590	5.50%, due 10/1/21, #905090	340,380
349,770	5.00%, due 2/1/22, #900946	362,768
562,485	6.00%, due 2/1/22, #912522	594,276
805,486	5.00%, due 6/1/22, #937709	834,286
386,127	5.00%, due 7/1/22, #938033	399,933
371,532	5.00%, due 7/1/22, #944887	384,816
862,742	5.50%, due 7/1/22, #905040	901,479
14,519	7.00%, due 8/1/32, #650101	15,854
272,227	7.00%, due 6/1/35, #821610	295,845
125,151	7.00%, due 7/1/35, #826251	136,009
177,344	7.00%, due 9/1/35, #842290	192,730
88,091	4.50%, due 11/1/35, #256032	88,973
244,933	5.00%, due 12/1/35, #852482	251,403
494,437	5.00%, due 1/1/36, #866592	507,499
63,114	7.00%, due 2/1/36, #865190	68,590
127,430	7.00%, due 4/1/36, #887709	138,251
2,523,551	5.00%, due 5/1/36, #745515	2,590,215
512,438	5.00%, due 5/1/36, #867439	525,495
204,148	6.50%, due 7/1/36, #897100	217,826
275,441	7.00%, due 7/1/36, #887793	298,831
652,826	6.00%, due 8/1/36, #892925	684,889

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2009 (continued)
(Unaudited)

Principal Amount/
Shares			Value
U.S. Government Agencies 93.5% (continued)
	FNMA Pool (continued)
$1,477,381	6.50%, due 8/1/36, #878187		$1,576,365
651,494	5.00%, due 9/1/36, #893621		668,094
527,271	7.00%, due 9/1/36, #900964		572,044
763,383	5.50%, due 10/1/36, #831845		790,499
702,980	5.50%, due 10/1/36, #893087		727,951
901,946	6.00%, due 10/1/36, #897174		946,245
817,721	5.50%, due 12/1/36, #256513		846,768
9,444	6.50%, due 12/1/36, #920162		10,076
311,900	7.00%, due 1/1/37, #256567		338,385
508,570	5.00%, due 2/1/37, #908612		521,448
1,469,533	5.50%, due 2/1/37, #256597		1,521,732
752,041	6.00%, due 2/1/37, #909357		788,390
34,907	7.00%, due 2/1/37, #915904		37,871
908,760	5.50%, due 3/1/37, #256636		940,756
934,662	6.50%, due 5/1/37, #917052		997,232
1,032,069	5.00%, due 6/1/37, #939485		1,058,205
4,083,914	5.50%, due 6/1/37, #918554		4,227,702
799,173	5.50%, due 6/1/37, #918705		827,311
3,624,188	6.00%, due 6/1/37, #888413		3,799,357
2,579,241	6.00%, due 6/1/37, #917129		2,703,905
567,820	7.00%, due 6/1/37, #256774		615,451
225,633	7.00%, due 6/1/37, #940234		244,559
889,307	5.00%, due 7/1/37, #939544		911,827
2,395,264	5.00%, due 7/1/37, #944534		2,455,533
810,468	6.50%, due 9/1/37, #946585		864,724
827,517	5.50%, due 10/1/37, #954939		856,652
1,142,237	6.00%, due 12/1/37, #965488		1,197,445
2,860,192	5.50%, due 2/1/38, #961691		2,960,734
1,193,469	6.00%, due 6/1/38, #984764		1,251,086
	FNMA TBA (a)
2,000,000	4.50%, due 6/15/39		2,015,624
2,000,000	5.50%, due 6/15/39		2,067,812
5,000,000	5.00%, due 7/15/39		5,100,780
	GNMA Pool
53,321	7.00%, due 9/15/35, #647831		57,320
254,276	5.00%, due 10/15/35, #642220		262,595
212,604	5.00%, due 11/15/35, #550718		219,560
198,066	5.50%, due 11/15/35, #650091		206,070
140,536	5.50%, due 12/15/35, #646307		146,214
269,335	5.50%, due 4/15/36, #652534		279,797
379,755	6.50%, due 6/15/36, #652593		402,255
283,691	5.50%, due 7/15/36, #608993		294,710
817,493	6.50%, due 10/15/36, #646564		865,929
685,731	6.00%, due 11/15/36, #617294		717,381
639,998	6.50%, due 12/15/36, #618753		677,918
1,046,693	5.50%, due 2/15/37, #658419		1,087,187
1,641,632	6.00%, due 4/15/37, #668411		1,718,429
1,655,807	5.00%, due 8/15/37, #671463		1,707,654
1,106,274	6.00%, due 10/15/37, #664379		1,158,027
799,124	5.50%, due 8/15/38, #677224		829,915
843,019	5.50%, due 8/15/38, #691314		875,502
			110,746,474
Total Mortgage-Backed Securities
(cost $105,786,535)			110,746,474
SHORT-TERM INVESTMENTS 19.6%
8,847,907	AIM STIT - Treasury
	Portfolio - Institutional Class		8,847,907
9,209,661	Fidelity Institutional
	Money Market Government
	Portfolio - Class I		9,209,661
	U.S. Treasury Note,
$5,000,000	2.625%, 5/31/10		5,107,035
Total Short-Term Investments
(cost $23,163,939)			23,164,603
Total Investments
(cost $128,950,474)		113.1%	133,911,077
Liabilities less Other Assets		(13.1)%	(15,490,061)
TOTAL NET ASSETS		100.0%	$118,421,016

(a)	Security purchased on a when-issued basis. As of May 31, 2009, the total cost of investments purchased on a when-issued basis was $16,402,422 or 13.9% of total net assets.
FHLMC –	Federal Home Loan Mortgage Corporation
FNMA –	Federal National Mortgage Association
GNMA –	Government National Mortgage Association
TBA –	To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2009
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $290,620,704 and $128,950,474, respectively)	$285,556,539	$133,911,077
Receivable for fund shares sold	1,094,309	441,246
Receivable for securities sold	1,279,799	—
Interest receivable	4,979,737	626,518
Due from investment adviser (Note 3)	26,523	17,225
Prepaid expenses and other assets	33,225	20,153
Total assets	292,970,132	135,016,218

Liabilities:
Payable for securities purchased	15,860,258	16,534,644
Payable for fund shares redeemed	201,651	—
Administration fees	2,624	3,212
Custody fees	3,033	6,446
Transfer agent fees and expenses	13,611	21,708
Fund accounting fees	9,956	14,793
Audit fees	9,061	9,061
Chief Compliance Officer fee	1,182	1,125
Accrued expenses	2,212	4,214
Total liabilities	16,103,588	16,595,202
Net Assets	$276,866,544	$118,421,016

Net Assets Consist of:
Shares of beneficial interest, par value $0.01 per share; unlimited shares authorized	$297,125,724	$112,920,674
Undistributed net investment income	215,418	175,955
Accumulated net realized gain/(loss) on investments	(15,410,433)	363,784
Net unrealized appreciation/(depreciation) on investments	(5,064,165)	4,960,603
Net Assets	$276,866,544	$118,421,016

Net Asset Value, Offering Price and Redemption Price Per Share	$8.68	$9.94

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	31,899,849	11,915,549

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2009
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$7,178,735	$2,814,366
Total investment income	7,178,735	2,814,366

Expenses:
Transfer agent fees and expenses (Note 3)	41,771	30,371
Fund accounting fees (Note 3)	35,795	29,177
Administration fees (Note 3)	17,090	16,213
Registration fees	12,318	13,019
Audit fees	9,081	9,082
Custody fees (Note 3)	8,894	10,642
Miscellaneous	8,319	8,374
Trustees' fees	6,387	4,937
Legal fees	5,807	5,390
Insurance	5,107	9,551
Reports to shareholders	2,823	1,997
Chief Compliance Officer fee (Note 3)	2,373	2,400
Total expenses	155,765	141,153
Less: Expense reimbursement from adviser (Note 3)	(155,573)	(141,153)
Net expenses	192	—
Net investment income	7,178,543	2,814,366

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	(5,676,228)	363,825
Net change in unrealized appreciation on investments	26,784,125	1,556,636
Net gain on investments	21,107,897	1,920,461
Net increase in net assets resulting from operations	$28,286,440	$4,734,827

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	May 31, 2009	Nov. 30,	May 31, 2009	Nov. 30,
	(Unaudited)	2008	(Unaudited)	2008
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$7,178,543	$11,352,120	$2,814,366	$12,423,835
Net realized gain/(loss) on investments	(5,676,228)	(6,565,225)	363,825	6,045,813
Net change in unrealized
appreciation/(depreciation) on investments	26,784,125	(31,230,503)	1,556,636	(3,680,974)
Net increase/(decrease) in net assets
resulting from operations	28,286,440	(26,443,608)	4,734,827	14,788,674

Distributions Paid to Shareholders:
Distributions from net investment income	(7,360,405)	(11,021,212)	(3,162,224)	(12,086,183)
Distributions from net realized gains	—	—	(5,925,302)	(83,997)
Total distributions	(7,360,405)	(11,021,212)	(9,087,526)	(12,170,180)

Capital Share Transactions:
Net proceeds from shares sold	141,713,781	49,177,141	38,049,928	52,179,955
Distributions reinvested	3,583,786	5,966,416	4,087,635	6,720,619
Payment for shares redeemed	(54,709,379)	(41,363,987)	(27,700,756)	(297,983,531)
Net increase/(decrease) in net assets
from capital share transactions	90,588,188	13,779,570	14,436,807	(239,082,957)
Total increase/(decrease) in net assets	111,514,223	(23,685,250)	10,084,108	(236,464,463)

Net Assets, Beginning of Period	165,352,321	189,037,571	108,336,908	344,801,371
Net Assets, End of Period	$276,866,544	$165,352,321	$118,421,016	$108,336,908
Includes Undistributed Net Investment Income of	$215,418	$397,280	$175,955	$523,813

Transactions in Shares:
Shares sold	16,779,884	5,465,657	3,784,443	5,094,959
Shares issued on reinvestment of distributions	432,115	670,238	414,416	658,381
Shares redeemed	(6,631,567)	(4,646,389)	(2,749,492)	(28,936,497)
Net increase/(decrease) in shares outstanding	10,580,432	1,489,506	1,449,367	(23,183,157)

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2009		Year Ended Nov. 30,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$7.76		$9.53	$9.69	$9.62	$9.94	$9.93

Income From Investment Operations:
Net investment income	0.28		0.55	0.52	0.53	0.49	0.38
Net realized and unrealized
gain/(loss) on investments	0.93		(1.79)	(0.16)	0.06	(0.31)	0.06
Total from investment operations	1.21		(1.24)	0.36	0.59	0.18	0.44

Less Distributions:
Distributions from net investment income	(0.29)		(0.53)	(0.52)	(0.52)	(0.49)	(0.43)
Distributions from net realized gains	—		—	—	—	(0.01)	—
Total distributions	(0.29)		(0.53)	(0.52)	(0.52)	(0.50)	(0.43)

Net asset value, end of period	$8.68		$7.76	$9.53	$9.69	$9.62	$9.94

Total Return	15.79	%++	-13.58%	3.87%	6.44%	1.75%	4.57%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$276,867		$165,352	$189,038	$75,805	$81,847	$49,228
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.15	%+	0.18%	0.19%	0.22%	0.28%	0.72%
Ratio of net investment income to average net assets:
Net of expense reimbursement	6.82	%+	6.06%	5.65%	5.49%	5.09%	4.86%
Before expense reimbursement	6.67	%+	5.88%	5.46%	5.27%	4.81%	4.14%
Portfolio turnover rate	69	%++	39%	226%	112%	104%	202%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Six Months Ended				February 28, 2006*
	May 31, 2009		Year Ended Nov. 30,		through
	(Unaudited)		2008	2007	Nov. 30, 2006
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.35		$10.25	$10.14	$10.00

Income From Investment Operations:
Net investment income	0.26		0.59	0.51	0.34
Net realized and unrealized gain on investments	0.20		0.07	0.11	0.13
Total from investment operations	0.46		0.66	0.62	0.47

Less Distributions:
Distributions from net investment income	(0.30)		(0.56)	(0.51)	(0.33)
Distributions from net realized gains	(0.57)		(0.00)#	(0.00)#	—
Total distributions	(0.87)		(0.56)	(0.51)	(0.33)

Net asset value, end of period	$9.94		$10.35	$10.25	$10.14

Total Return	4.60	%++	6.64%	6.30%	4.86	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$118,421		$108,337	$344,801	$95,795
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00	%+
Before expense reimbursement	0.26	%+	0.19%	0.17%	0.48	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	5.28	%+	5.33%	5.39%	5.46	%+
Before expense reimbursement	5.02	%+	5.14%	5.22%	4.98	%+
Portfolio turnover rate	35	%++	126%	139%	19	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2009
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Rating Group or the Baa category by Moody’s Investors Services.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation –  Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges.  NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price (“NOCP”).  If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices.  Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market.  Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.  Investments in other mutual funds are valued at their net asset value per share.

The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 6 – Summary of Fair Value Exposure for more information.

Repurchase Agreements – The Funds may enter into repurchase agreements.  A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial

PIA Funds
Notes to Financial Statements – May 31, 2009 (continued)
(Unaudited)

bank or a broker-dealer) on an agreed upon date in the future.  On a daily basis, the Funds’ custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement.  All collateral is held by the Funds’ custodian.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for income taxes has been recorded.

Effective May 31, 2008, the Funds adopted Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on either Fund’s net assets or results of operations.

Generally, tax authorities can examine all tax returns filed for the last three years.  As of May 31, 2009, open tax years include the tax years ended November 30, 2005 through 2008.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.

PIA Funds
Notes to Financial Statements – May 31, 2009 (continued)
(Unaudited)

To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts –  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

New Accounting Pronouncement – In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Note 3 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser a fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.  For the six months ended May 31, 2009, the Funds incurred no investment advisory fees.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets.  The Adviser will continue the expense reimbursements for an indefinite period, but may discontinue reimbursing the Funds at any time.  The Adviser may discontinue reimbursing the Funds as long as it provides shareholders of the Funds with written notice six months in advance of the discontinuance.  The Adviser may not recoup expense reimbursements in future periods.  For the six months ended May 31, 2009, the Adviser absorbed Fund expenses in the amount of $155,573 and $141,153 for the BBB Bond Fund and the MBS Bond Fund, respectively.

PIA Funds
Notes to Financial Statements – May 31, 2009 (continued)
(Unaudited)

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the six months ended May 31, 2009, the BBB Bond Fund and the MBS Bond Fund incurred $17,090 and $16,213 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended May 31, 2009, the BBB Bond Fund and the MBS Bond Fund incurred $35,795 and $29,177 in fund accounting fees, respectively and $37,746 and $27,236 in transfer agent fees, respectively.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended May 31, 2009, the BBB Bond Fund and the MBS Bond Fund incurred $8,702 and $10,642 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2009, the BBB Bond Fund and the MBS Bond Fund were allocated $2,373 and $2,400 of the Chief Compliance Officer fee, respectively.

Note 4 – Purchases and Sales of Securities
For the six months ended May 31, 2009, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $136,967,074 and $55,977,208, respectively, for the BBB Bond Fund and $38,340,061 and $34,102,360, respectively, for the MBS Bond Fund.  Purchases and sales of U.S. government obligations for the six months ended May 31, 2009 were $90,785,269 and $85,140,669, respectively, for the BBB Bond Fund and $5,107,825 and $2,101,790, respectively, for the MBS Bond Fund.

Note 5 – Line of Credit
Effective April 1, 2009, the BBB Bond Fund has a line of credit in the amount of $18,400,000.  Prior to April 1, 2009, the BBB Bond Fund had a line of credit in the amount of $50,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2009, the BBB Bond Fund had an outstanding one day balance and a weighted average interest rate of $2,161,000 and 3.25%, respectively.

Note 6 – Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

PIA Funds
Notes to Financial Statements – May 31, 2009 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2009:

	BBB Bond Fund		MBS Bond Fund
	Investments	Other Financial	Investments	Other Financial
Description	in Securities	Instruments	in Securities	Instruments
Level 1	$18,116,242	$—	$18,057,568	$—
Level 2	267,440,297	—	115,853,509	—
Level 3	—	—	—	—
Total	$285,556,539	$—	$133,911,077	$—

Note 7 – Additional Disclosure about Derivative Instruments
In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may use derivative instruments as part of its principal investment strategy to achieve its investment objective.  During the six months ended May 31, 2009, the Funds did not invest in derivative instruments.

Note 8 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

PIA Funds
Notes to Financial Statements – May 31, 2009 (continued)
(Unaudited)

As of November 30, 2008, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$193,619,183	$104,027,472
Gross unrealized appreciation	301,332	3,403,967
Gross unrealized depreciation	(32,300,386)	—
Net unrealized appreciation/(depreciation)	(31,999,054)	3,403,967
Undistributed ordinary income	397,280	4,137,387
Undistributed long-term capital gain	—	2,311,687
Total distributable earnings	397,280	6,449,074
Other accumulated gains/(losses)	(9,583,441)	—
Total accumulated earnings/(losses)	$(41,185,215)	$9,853,041

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to wash sales.

The tax character of distributions paid during the six months ended May 31, 2009 and the year ended November 30, 2008 was as follows:

	BBB Bond Fund		MBS Bond Fund
	May 31, 2009	Nov. 30, 2008	May 31, 2009	Nov. 30, 2008
Ordinary income	$7,360,405	$11,021,212	$6,775,792	$12,116,422
Long-term capital gains	—	—	2,311,734	53,758

The MBS Bond Fund has designated $53,758 as long-term capital gain dividend, pursuant to Internal Revenue Code section 852(b)(3).

Ordinary income distributions may include dividends paid from short-term capital gains.

The BBB Bond Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2013	2014	2015	2016	Total
BBB Bond Fund	$373,955	$1,819,397	$732,786	$6,657,303	$9,583,441

Note 9 – Other Tax Information
For the year ended November 30, 2008, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2008 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

The MBS Bond Fund designated 0.25% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue section 871(k)(2)(c).

PIA Funds
Notice to Shareholders – May 31, 2009
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2008
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At a meeting held on December 11, 2008, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond Fund with the Adviser for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of October 31, 2008 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

PIA BBB Bond Fund – The Board noted that the BBB Bond Fund’s performance was below its peer group median and averages for all relevant periods.

PIA MBS Bond Fund – The Board noted that the MBS Bond Fund’s performance was above its peer group median and averages for all relevant periods.  The Board particularly noted the Fund’s first quartile performance ranking for all relevant periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.

PIA BBB Bond Fund – The Board noted that the Adviser does not charge management fees to the BBB Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

their assets, including assets invested in the BBB Bond Fund, a practice that had been consistently and clearly disclosed to shareholders.  The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

PIA MBS Bond Fund – The Board noted that the Adviser does not charge management fees to the MBS Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets, including assets invested in the MBS Bond Fund, a practice that had been consistently and clearly disclosed to shareholders.  The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grow.  The Board noted that though the Adviser was continuing to subsidize the Funds, the Board would revisit the issue of economies of scale at a later date.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond would be in the best interest of each Fund and its shareholders.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA Moderate
Duration Bond Fund

– PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2009

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2009 for the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the Moderate Duration Bond Fund and the Short-Term Securities Fund.

During the 6 months ended May 31, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA Moderate Duration Bond Fund	4.99%
PIA Short-Term Securities Fund	1.57%

Economic growth slowed dramatically with a reported first quarter Gross Domestic Product (GDP) of -5.5% compared to -0.8% for the year of 2008. Year over year change in the Consumer Price Index (CPI) for recent months ranged from +.2 to -.7%. The Federal Reserve maintained the Fed Funds rate at 0-25 basis points (bp) for the period. Yields on 6 month treasury bills declined 13 (bp) while yields on 5 year treasuries increased by 42 bp. At the long end of the curve, yields on 30 year treasury bonds rose 89 bp. The huge supply of treasury securities that is being issued to fund the budget deficit along with expectations of an economic recovery contributed to the increase in rates. Interest rate spreads over treasuries on corporate and mortgage backed securities declined from the highest level in the last five years reached in late 2008. The reasons for the decline in these spreads were a high demand for yield from buyers and the perception that the decline in growth may be stabilizing.

The Moderate Duration Bond Fund’s return was close to the benchmark index. The Fund’s performance was helped by a longer maturity structure when rates dropped in December. Also helping performance was the purchase in December of several corporate notes guaranteed by the FDIC when interest rate spreads over treasuries were relatively wide. The Fund maintained a shorter to neutral maturity structure as interest rates rose starting in January. A lower allocation to corporate and mortgage backed securities offset part of the early performance as interest rate spreads over treasuries narrowed. The benchmark index, the Barclays Capital U.S. Aggregate Bond Index, return was a positive 5.10%.

The Short-Term Securities Fund returns were higher than the index due in part to the allocation of part of the portfolio to agencies and short average life, adjustable rate mortgage backed securities. Interest rate spreads over treasuries on mortgage and agency notes narrowed during the period. Additionally, after the dramatic widening in corporate spreads, we selectively purchased short maturity corporate bonds at attractive spreads which added to the performance. The benchmark index, the Merrill Lynch 1 year U.S. Treasury Note Index, was up 0.73% for the period.

PIA Funds

Please take a moment to review your fund(s)’ statement of assets and the results of operations for the six month period ended May 31. We look forward to reporting to you again with the annual report dated November 2009.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus

Mutual Fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment performance reflects fee waivers in effect. In the absence of such fee waivers, total return would be reduced.

The Barclays Capital U.S. Aggregate Bond Index (the “Index”) is an unmanaged index presented for comparative purposes only. The Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Merrill Lynch 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only. The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. You cannot invest directly in an index. Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Quasar Distributors, LLC, Distributor 8/09

PIA Funds
Expense Example – May 31, 2009
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/08 – 5/31/09).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.50% and 0.35% per the advisory agreements for the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund, respectively.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/08	Value 5/31/09	Period 12/1/08 – 5/31/09*
PIA Moderate Duration Bond Fund
Actual	$1,000.00	$1,049.90	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52
PIA Short-Term Securities Fund
Actual	$1,000.00	$1,015.70	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77

*
Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account values over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund are 0.50% and 0.35%, respectively.

PIA Funds
PIA MODERATE DURATION BOND FUND
Allocation of Portfolio Assets – May 31, 2009
(Unaudited)
Investments by Type
As a Percentage of Net Assets

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Allocation of Portfolio Assets – May 31, 2009
(Unaudited)
Investments by Issuer
As a Percentage of Net Assets

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2009
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 37.9%
Agriculture 0.4%
	Archer-Daniels-Midland Co.
$150,000	5.375%, due 9/15/35	$135,741
Auto Manufacturers 0.3%
	DaimlerChrysler
	NA Holding Corp.
100,000	5.875%, due 3/15/11	101,279
Banks 13.6%
	Bank of America Corp.
225,000	5.125%, due 11/15/14	212,465
	Citigroup, Inc. FDIC TLGP
600,000	2.875%, due 12/9/11	619,044
	JPMorgan Chase &
	Co. FDIC TLGP
600,000	3.125%, due 12/1/11	622,289
	PNC Funding Corp. FDIC TLGP
700,000	1.875%, due 6/22/11	706,230
	Regions Bank FDIC TLGP
600,000	2.75%, due 12/10/10	613,135
	Sovereign Bank FDIC TLGP
600,000	2.75%, due 1/17/12	609,279
	Suntrust Bank FDIC TLGP
600,000	3.00%, due 11/16/11	622,617
	Wells Fargo & Co.
200,000	4.375%, due 1/31/13	200,399
		4,205,458
Beverages 1.6%
	Anheuser-Busch Companies, Inc.
200,000	6.45%, due 9/1/37	174,946
	Coca-Cola Enterprises, Inc.
200,000	4.25%, due 3/1/15	201,874
	Constellation Brands, Inc.
125,000	8.375%, due 12/15/14	125,625
		502,445
Brokers 1.3%
	Goldman Sachs Group Inc.
200,000	6.15%, due 4/1/18	193,398
	Morgan Stanley
200,000	6.625%, due 4/1/18	198,042
		391,440
Chemicals 0.5%
	E.I. Du Pont De Nemours & Co.
150,000	5.75%, due 3/15/19	156,300
Consumer Products 0.3%
	Clorox Co.
100,000	5.00%, due 1/15/15	100,415
Diversified Financial Services 0.6%
	General Electric Capital Corp.
200,000	5.00%, due 1/8/16	187,219
Electric Utilities 0.8%
	Dominion Resources, Inc.
100,000	5.15%, due 7/15/15	97,730
	Duke Energy Carolinas
150,000	6.10%, due 6/1/37	152,904
		250,634
Finance Credit Cards 2.0%
	American Express
	Bank FSB FDIC TLGP
600,000	3.15%, due 12/9/11	623,250
Food 3.1%
	ConAgra Foods, Inc.
14,000	6.75%, due 9/15/11	15,026
175,000	5.875%, due 4/15/14	183,260
	Kraft Foods, Inc.
200,000	6.875%, due 2/1/38	202,999
	Kroger Co.
150,000	6.90%, due 4/15/38	155,855
	Supervalu, Inc.
200,000	8.00%, due 5/1/16	197,000

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2009 (continued)
(Unaudited)

Principal Amount		Value
Food 3.1% (continued)
	Tyson Foods, Inc.
$225,000	7.85%, due 4/1/16	$212,918
		967,058
Forest Products 0.7%
	International Paper Co.
200,000	9.375%, due 5/15/19	201,641
Hotels 0.6%
	Starwood Hotels & Resorts
200,000	6.25%, due 2/15/13	183,147
Insurance 0.4%
	American International Group, Inc.
75,000	4.25%, due 5/15/13	35,212
	MetLife, Inc.
100,000	5.00%, due 6/15/15	92,533
		127,745
Media 2.3%
	DirecTV Holdings, LLC
200,000	8.375%, 3/15/13	202,500
	News America, Inc.
200,000	5.30%, 12/15/14	202,909
	Time Warner, Inc.
150,000	7.70%, due 5/1/32	137,863
	Viacom, Inc.
175,000	6.25%, due 4/30/16	167,506
		710,778
Medical-Drugs 2.0%
	Amgen, Inc.
150,000	6.40%, due 2/1/39	153,512
	AstraZeneca PLC
200,000	5.40%, due 9/15/12	215,673
	GlaxoSmithKline
100,000	5.65%, due 5/15/18	104,092
	Wyeth
125,000	5.45%, due 4/1/17	127,102
		600,379
Medical Instruments 1.2%
	Beckman Coulter, Inc.
200,000	6.00%, due 6/1/15	200,913
	Boston Scientific Corp.
175,000	5.45%, due 6/15/14	157,500
		358,413
Mining 1.1%
	Freeport-McMoran Copper & Gold
150,000	8.375%, due 4/1/17	149,086
	Rio Tinto Finance USA Ltd.
200,000	6.50%, due 7/15/18	197,258
		346,344
Oil & Gas 1.9%
	Chesapeake Energy Corp.
150,000	7.625%, due 7/15/13	141,000
	Devon Energy Corp.
150,000	6.30%, due 1/15/19	155,512
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12	109,701
	Peabody Energy Corp.
200,000	6.875%, due 3/15/13	194,000
		600,213
Retail 1.0%
	CVS Caremark, Corp.
200,000	5.75%, due 6/1/17	200,062
	Target Corp.
100,000	7.00%, due 7/15/31	95,068
		295,130
Telecommunications 1.3%
	BellSouth Corp.
100,000	6.00%, due 10/15/11	107,852
	Sprint Capital Corp.
170,000	8.375%, due 3/15/12	168,300
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30	109,369
		385,521

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2009 (continued)
(Unaudited)

Principal Amount			Value
Transportation 0.3%
	Union Pacific Corp.
$100,000	5.65%, due 5/1/17		$96,318
Waste Disposal 0.6%
	Allied Waste NA, Inc.
200,000	6.875%, due 6/1/17		193,291
Total Corporate Bonds
(cost $11,519,129)			11,720,159
MORTGAGE-BACKED SECURITIES 29.2%
U.S. Government Agencies 29.2%
	FHLMC Pool
1,092,635	4.00%, due 6/1/18, #E01401		1,105,812
3,410,562	4.50%, due 2/1/24, #J09311		3,493,658
1,989,956	4.00%, due 4/1/24, #J09487		2,007,068
	FNMA Pool
1,905,474	4.50%, due 12/1/23, #AA1042		1,954,472
	GNMA Pool
445,094	5.00%, due 2/15/22, #618803		466,218
Total Mortgage-Backed Securities
(cost $8,939,219)			9,027,228
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 28.5%
U.S. Government Agencies 13.8%
	FFCB
500,000	4.875%, due 2/18/11		533,043
	FHLB
700,000	3.625%, due 5/29/13		732,066
	FHLMC
1,575,000	4.125%, due 9/27/13		1,676,468
150,000	6.25%, due 7/15/32		176,751
	FNMA
1,100,000	3.875%, due 7/12/13		1,162,592
			4,280,920
U.S. Treasury Bonds 3.2%
	U.S. Treasury Bond
1,000,000	4.25%, due 5/15/39		985,470
U.S. Treasury Notes 11.5%
	U.S. Treasury Note
3,500,000	1.75%, due 11/15/11		3,552,511
Total U.S. Government Agencies
and Instrumentalities
(cost $8,623,178)			8,818,901
RIGHTS 0.0%
1	Global Crossing North
	America, Inc. Liquidating
	Trust (a)(b) (cost $0)		—

Shares/ Principal Amount
SHORT-TERM INVESTMENTS 6.1%
1,880,880	AIM STIT - Treasury Portfolio		1,880,880
Total Short-Term Investments
(cost $1,880,880)			1,880,880
Total Investments
(cost $30,962,406)		101.7%	31,447,168
Liabilities less Other Assets		(1.7)%	(523,076)
TOTAL NET ASSETS		100.0%	$30,924,092

(a)
Restricted security.  The interest in the liquidating trust was acquired through a distribution on December 9, 2003.  As of May 31, 2009, the security had a cost and value of $0 (0.0% of total net assets).

(b)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees. See Note 2 in the Notes to Financial Statements.
FDIC –	Federal Deposit Insurance Corporation Guaranteed
FFCB –	Federal Farm Credit Bank
FHLB –	Federal Home Loan Bank
FHLMC –	Federal Home Loan Mortgage Corporation
FNMA –	Federal National Mortgage Association
GNMA –	Government National Mortgage Association
TLGP –	Temporary Liquidity Guarantee Program

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2009
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 5.7%
Aerospace 0.2%
	Boeing Capital Corp.
$250,000	7.375%, due 9/27/10	$266,873
Banks 0.2%
	JP Morgan Chase & Co.
250,000	5.60%, due 6/1/11	263,599
Beverages 0.2%
	Coca Cola Enterprises Inc.
250,000	4.25%, due 9/15/10	258,185
Brokers 0.5%
	Goldman Sachs Group Inc.
250,000	6.875%, due 1/15/11	263,810
	Morgan Stanley & Co., Inc.
250,000	4.25%, due 5/15/10	252,817
		516,627
Capital Goods 0.2%
	Caterpillar Financial
	Services Corp.
250,000	4.30%, 6/1/10	254,107
Computers 0.2%
	Hewlett Packard Co.
250,000	5.25%, due 3/1/12	266,002
Diversified Financial Services 0.2%
	General Electric Capital Corp.
250,000	5.00%, due 11/15/11	258,413
Diversified Manufacturing 0.2%
	Honeywell International Inc.
250,000	7.50%, due 3/1/10	262,308
Electric Utilities 0.3%
	Duke Energy Carolinas
250,000	6.25%, due 1/15/12	271,224
Medical-Drugs 1.3%
	Abbott Laboratories
250,000	5.60%, due 5/15/11	269,087
	American Home Products Corp.
250,000	6.95%, due 3/15/11	270,507
	Eli Lilly & Co.
400,000	3.55%, due 3/6/12	412,833
	Merck & Co., Inc.
250,000	5.125%, 11/15/11	266,376
	Pfizer Inc.
250,000	4.45%, 3/15/12	265,110
		1,483,913
Networking Products 0.2%
	Cisco Systems, Inc.
250,000	5.25%, due 2/22/11	265,614
Oil & Gas 0.8%
	Chevron Corp.
250,000	3.45%, due 3/3/12	258,711
	Conoco Funding Co.
350,000	6.35%, due 10/15/11	384,142
	Occidental Petroleum Corp.
250,000	6.75%, due 1/15/12	274,253
		917,106
Software 0.2%
	Oracle Corp.
250,000	5.00%, due 1/15/11	263,073
Retail 0.5%
	Target Corp.
250,000	7.50%, due 8/15/10	264,548
	Wal-Mart Stores, Inc.
250,000	4.125%, due 2/15/11	260,379
		524,927
Telecommunications 0.5%
	AT&T Wireless Services, Inc.
250,000	7.875%, due 3/1/11	271,849
	Verizon Global Funding Corp.
250,000	7.25%, due 12/1/10	267,664
		539,513
Total Corporate Bonds
(cost $6,522,136)		6,611,484

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2009 (continued)
(Unaudited)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 19.1%
U.S. Government Agencies 19.1%
	FHLMC ARM Pool (a)
$34,271	3.757%, due 8/1/15, #755204	$35,011
28,157	4.454%, due 2/1/22, #845113	28,441
67,613	5.752%, due 10/1/22, #635206	68,441
18,788	4.584%, due 6/1/23, #845755	18,945
14,908	3.592%, due 2/1/24, #609231	14,941
599,147	4.81%, due 1/1/25, #785726	610,507
43,452	5.408%, due 1/1/33, #1B0668	44,680
1,507,118	4.407%, due 10/1/34, #782784	1,524,296
664,779	4.333%, due 12/1/34, #1G0018	682,398
461,543	4.653%, due 4/1/36, #847671	477,260
	FNMA ARM Pool (a)
46,498	5.159%, due 7/1/25, #555206	47,675
336,197	4.849%, due 7/1/27, #424953	339,809
125,363	3.651%, due 3/1/28, #556438	126,563
157,819	5.175%, due 6/1/29, #508399	160,482
368,679	5.232%, due 4/1/30, #562912	377,572
116,496	3.155%, due 8/1/30, #556824	117,132
161,006	4.377%, due 10/1/30, #670317	163,593
16,418	5.152%, due 7/1/31, #592745	16,714
118,330	5.067%, due 9/1/31, #597196	121,120
34,719	4.902%, due 11/1/31, #610547	35,361
6,497	3.125%, due 4/1/32, #629098	6,560
1,507,901	4.803%, due 7/1/34, #779693	1,540,937
1,457,480	4.963%, due 10/1/34, #795136	1,496,528
1,247,008	4.479%, due 1/1/35, #805391	1,284,669
513,291	4.773%, due 10/1/35, #845041	528,608
790,856	5.076%, due 10/1/35, #846171	795,438
1,861,018	4.96%, due 1/1/36, #849264	1,920,094
528,227	5.913%, due 6/1/36, #872502	546,557
2,091,339	5.206%, due 3/1/37, #907868	2,151,654
1,364,300	5.558%, due 8/1/37,#949772	1,379,448
1,147,481	5.904%, due 10/1/37, #955963	1,178,371
1,294,082	5.79%, due 11/1/37, #953653	1,333,089
1,342,841	6.145%, due 11/1/37, #948183	1,367,253
	FNMA Pool
15,789	11.00%, due 1/1/13, #415842	16,784
	GNMA II ARM Pool (a)
18,219	4.125%, due 11/20/21, #8871	18,517
114,182	4.125%, due 10/20/22, #8062	115,771
250,100	4.125%, due 11/20/26, #80011	253,390
54,855	4.125%, due 11/20/26, #80013	55,724
30,439	4.125%, due 12/20/26, #80021	30,828
15,353	4.375%, due 1/20/27, #80029	15,667
252,517	4.625%, due 7/20/27, #80094	257,131
360,638	4.625%, due 8/20/27, #80104	367,086
15,408	4.125%, due 10/20/27, #80122	15,608
131,225	4.375%, due 1/20/28, #80154	133,934
261,165	4.125%, due 10/20/29, #80331	264,615
55,913	4.125%, due 11/20/29, #80344	56,629
Total Mortgage-Backed Securities
(cost $21,857,139)		22,141,831
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 36.8%
U.S. Government Agencies 13.1%
	FHLB
5,500,000	3.875%, due 1/15/10	5,613,030
3,000,000	2.375%, due 4/30/10	3,047,760
500,000	2.75%, due 6/18/10	510,942
	FNMA
2,500,000	3.875%, due 12/10/09	2,544,673
3,300,000	4.375%, due 9/13/10	3,451,364
		15,167,769
U.S. Treasury Notes 23.7%
	U.S. Treasury Note
2,600,000	4.625%, due 7/31/09	2,619,807
6,000,000	3.50%, due 8/15/09	6,042,426
4,600,000	4.875%, due 8/15/09	4,645,641
2,100,000	4.00%, due 9/30/09	2,126,662
2,700,000	3.125%, due 11/30/09	2,738,181

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2009 (continued)
(Unaudited)

Principal Amount			Value
U.S. Treasury Notes 23.7% (continued)
$6,000,000	1.50%, due 10/31/10		$6,073,128
3,000,000	4.875%, due 7/31/11		3,252,189
			27,498,034
Total U.S. Government Agencies
and Instrumentalities
(cost $42,394,128)			42,665,803

Shares/ Principal Amount
SHORT-TERM INVESTMENTS 29.9%
3,136,542	Fidelity Institutional Money
	Market Government
	Portfolio - Class I		3,136,542
	FHLB Discount Note
7,000,000	due 6/26/09		6,999,028
5,000,000	due 12/21/09		4,993,940
3,000,000	due 2/19/10		2,978,083
	FHLMC Discount Note
5,000,000	due 7/6/09		4,993,680
10,000,000	due 2/4/10		9,978,300
	FNMA Discount Note
1,600,000	due 11/2/09		1,598,597
Total Short-Term Investments
(cost $34,646,904)			34,678,170
Total Investments
(cost $105,419,891)		91.5%	106,097,288
Other Assets less Liabilities		8.5%	9,869,705
TOTAL NET ASSETS		100.0%	$115,966,993

(a)	Variable rate note. Rate shown reflects the rate in effect at May 31, 2009.
FHLB –	Federal Home Loan Bank
FHLMC –	Federal Home Loan Mortgage Corporation
FNMA –	Federal National Mortgage Association
GNMA –	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2009
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Assets:
Investments in securities, at value (cost $30,962,406 and $105,419,891, respectively)	$31,447,168	$106,097,288
Receivable for securities sold	—	156,952
Receivable for fund shares sold	283,179	9,229,634
Interest receivable	244,675	650,041
Due from investment adviser (Note 3)	3,676	—
Prepaid expenses	26,398	29,123
Total assets	32,005,096	116,163,038

Liabilities:
Payable for fund shares redeemed	74,514	157,582
Payable for securities purchased	979,780	—
Distribution fees	2,507	—
Investment advisory fees	—	14,286
Administration fees	2,853	2,726
Custody fees	1,005	1,295
Transfer agent fees and expenses	2,546	2,526
Fund accounting fees	5,640	5,089
Audit fees	9,050	9,062
Legal fees	1,326	1,463
Chief Compliance Officer fee	991	964
Accrued expenses and other liabilities	792	1,052
Total liabilities	1,081,004	196,045
Net Assets	$30,924,092	$115,966,993

Net Assets Consist of:
Paid-in capital	$31,769,544	$116,578,816
Undistributed net investment income	8,460	7,878
Accumulated net realized loss on investments and futures contracts closed	(1,338,674)	(1,297,098)
Net unrealized appreciation on investments	484,762	677,397
Net Assets	$30,924,092	$115,966,993

Net Asset Value, Offering Price and Redemption Price Per Share	$19.62	$10.09

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	1,575,753	11,498,560

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2009
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Investment Income:
Interest	$457,298	$1,114,085
Total investment income	457,298	1,114,085

Expenses:
Investment advisory fees (Note 3)	38,051	80,554
Fund accounting fees (Note 3)	17,966	17,998
Administration fees (Note 3)	15,473	16,072
Distribution fees (Note 4)	12,683	—
Transfer agent fees and expenses (Note 3)	9,629	11,070
Registration fees	9,203	9,117
Audit fees	9,070	9,082
Legal fees	4,904	5,686
Trustees’ fees	3,601	4,360
Insurance	2,716	1,198
Custody fees (Note 3)	2,532	5,059
Chief Compliance Officer fee (Note 3)	1,775	1,797
Miscellaneous	1,519	3,510
Reports to shareholders	857	2,910
Total expenses	129,979	168,413
Less: Expense waiver and reimbursement from adviser (Note 3)	(66,562)	(27,444)
Net expenses	63,417	140,969
Net investment income	393,881	973,116

Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts Closed:
Net realized gain/(loss) on:
Investments	314,395	(1,976)
Futures contracts closed	5,243	—
Net realized gain/(loss)	319,638	(1,976)

Net change in unrealized appreciation on investments	428,983	273,113
Net gain on investments and futures contracts closed	748,621	271,137
Net increase in net assets resulting from operations	$1,142,502	$1,244,253

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	Moderate
	Duration		Short-Term
	Bond Fund		Securities Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	May 31, 2009	Nov. 30,	May 31, 2009	Nov. 30,
	(Unaudited)	2008	(Unaudited)	2008
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$393,881	$510,751	$973,116	$2,082,712
Net realized gain/(loss) on investments
and futures contracts closed	319,638	102,406	(1,976)	40,518
Net change in unrealized
appreciation/(depreciation) on investments	428,983	(98,137)	273,113	148,313
Net increase in net assets resulting from operations	1,142,502	515,020	1,244,253	2,271,543

Distributions Paid to Shareholders:
Distributions from net investment income	(418,115)	(489,814)	(1,019,631)	(2,081,431)

Capital Share Transactions:
Net proceeds from shares sold	13,479,444	13,441,314	58,932,652	14,062,892
Distributions reinvested	233,120	280,150	773,658	1,953,826
Payment for shares redeemed	(4,449,002)	(3,570,936)	(9,268,072)	(4,738,988)
Net increase in net assets
from capital share transactions	9,263,562	10,150,528	50,438,238	11,277,730
Total increase in net assets	9,987,949	10,175,734	50,662,860	11,467,842

Net Assets, Beginning of Period	20,936,143	10,760,409	65,304,133	53,836,291
Net Assets, End of Period	$30,924,092	$20,936,143	$115,966,993	$65,304,133
Includes Undistributed Net Investment Income of	$8,460	$32,694	$7,878	$54,393

Transactions in Shares:
Shares sold	687,245	708,046	5,847,049	1,398,236
Shares issued on reinvestment of distributions	11,906	14,847	76,831	194,542
Shares redeemed	(225,965)	(188,340)	(919,532)	(471,281)
Net increase in shares outstanding	473,186	534,553	5,004,348	1,121,497

The accompanying notes are an integral part of these financial statements.

PIA Funds
MODERATE DURATION BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2009		Year Ended November 30,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$18.99		$18.94	$18.50	$18.32	$18.59	$19.41

Income From Investment Operations:
Net investment income	0.29		0.69	0.84	0.82	0.68	0.74
Net realized and unrealized gain on
investments and futures contracts closed	0.65		0.04	0.44	0.17	(0.25)	(0.19)
Total from investment operations	0.94		0.73	1.28	0.99	0.43	0.55

Less Distributions:
Distributions from net investment income	(0.31)		(0.68)	(0.84)	(0.81)	(0.70)	(0.73)
Distributions from net realized gain on investments	—		—	—	—	—	(0.64)
Total distributions	(0.31)		(0.68)	(0.84)	(0.81)	(0.70)	(1.37)

Net asset value, end of period	$19.62		$18.99	$18.94	$18.50	$18.32	$18.59

Total Return	4.99	%++	3.95%	7.10%	5.58%	2.30%	2.94%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$30,924		$20,936	$10,760	$16,126	$15,666	$14,403
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.50	%+	0.50%	0.50%	0.50%	0.50%	0.47%
Before waivers and reimbursements	1.03	%+	1.50%	1.62%	1.26%	1.28%	0.99%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	3.11	%+	3.80%	4.50%	4.44%	3.67%	3.53%
Before waivers and reimbursements	2.58	%+	2.80%	3.38%	3.68%	2.89%	3.01%
Portfolio turnover rate	84	%++	366%	158%	231%	287%	316%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
SHORT-TERM SECURITIES FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2009		Year Ended November 30,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.06		$10.02	$9.97	$9.96	$10.03	$10.15

Income From Investment Operations:
Net investment income	0.12		0.36	0.46	0.41	0.26	0.25
Net realized and unrealized gain/(loss) on investments	0.04		0.04	0.06	0.03	(0.04)	(0.12)
Total from investment operations	0.16		0.40	0.52	0.44	0.22	0.13

Less Distributions:
Distributions from net investment income	(0.13)		(0.36)	(0.47)	(0.43)	(0.29)	(0.25)
Distributions from net realized gain on investments	—		—	—	—	—	—
Total distributions	(0.13)		(0.36)	(0.47)	(0.43)	(0.29)	(0.25)

Net asset value, end of period	$10.09		$10.06	$10.02	$9.97	$9.96	$10.03

Total Return	1.57	%++	4.05%	5.40%	4.49%	2.23%	1.33%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$115,967		$65,304	$53,836	$41,165	$49,888	$48,350
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.35	%+	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements	0.42	%+	0.49%	0.59%	0.63%	0.67%	0.66%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	2.41	%+	3.56%	4.64%	4.04%	2.63%	1.88%
Before waivers and reimbursements	2.35	%+	3.42%	4.40%	3.76%	2.31%	1.57%
Portfolio turnover rate	29	%++	47%	55%	84%	47%	28%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2009
(Unaudited)

Note 1 – Organization
The PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA Moderate Duration Bond Fund (the “Moderate Duration Fund”) is to maximize total return through investing in bonds while minimizing risk as compared to the market.  The investment objective of the PIA Short-Term Securities Fund (the “Short-Term Fund”) is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Moderate Duration Fund and the Short-Term Fund commenced operations on September 1, 1998 and April 22, 1994, respectively.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges.  NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price (“NOCP”).  If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices.  Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market.  Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. As of May 31, 2009, the Moderate Duration Fund held a fair valued security with a market value of $0 or 0% of total net assets.  Investments in other mutual funds are valued at their net asset value per share.

The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 6 – Summary of Fair Value Exposure for more information.

PIA Funds
Notes to Financial Statements – May 31, 2009 (continued)
(Unaudited)

Repurchase Agreements – The Funds may enter into repurchase agreements.  A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future.  On a daily basis, the Funds’ custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement.  All collateral is held by the Funds’ custodian.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations and the portfolios maintain, cash or other liquid  assets with a value equal to or greater than the amount of their purchase commitments.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Futures Transactions – In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each Fund may enter into futures contracts.  Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities.  The margin required for a futures contract is set by the exchange on which the contract is traded.  Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed.  When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.  These contracts involve market risk in excess of the amount reflected in the Fund’s statement of assets and liabilities.  Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for income taxes has been recorded.

PIA Funds
Notes to Financial Statements – May 31, 2009 (continued)
(Unaudited)

Effective May 31, 2008, the Funds adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on either Fund’s net assets or results of operations.

Generally, tax authorities can examine all tax returns filed for the last three years.  As of May 31, 2009, open tax years include the tax years ended November 30, 2005 through 2008.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

New Accounting Pronouncement – In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or

PIA Funds
Notes to Financial Statements – May 31, 2009 (continued)
(Unaudited)

Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Note 3 – Investment Advisory Fee and Other Transactions With Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Moderate Duration Fund and the Short-Term Fund pay fees calculated at an annual rate of 0.30% and 0.20%, respectively, based upon the average daily net assets of each Fund.  For the six months ended May 31, 2009, the Moderate Duration Fund and the Short-Term Fund incurred $38,051 and $80,554 in advisory fees, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has voluntarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Moderate Duration Fund’s and the Short-Term Fund’s aggregate annual operating expenses to 0.50% and 0.35% of average daily net assets, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2009, the Adviser reduced its fees and absorbed Fund expenses in the amount of $66,562 and $27,444 for the Moderate Duration Fund and the Short-Term Fund, respectively.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	Moderate Duration Fund	Short-Term Fund
Year
2009	$118,908	$138,639
2010	129,792	119,302
2011	134,406	81,582
2012	66,562	27,444
	$449,668	$366,967

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer

PIA Funds
Notes to Financial Statements – May 31, 2009 (continued)
(Unaudited)

agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the six months ended May 31, 2009, the Moderate Duration Fund and the Short-Term Fund incurred $15,473 and $16,072 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended May 31, 2009, the Moderate Duration Fund and the Short-Term Fund incurred $17,966 and $17,998 in fund accounting fees, respectively, and $8,066 and $8,935 in transfer agent fees, respectively.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended May 31, 2009, the Moderate Duration Fund and the Short-Term Fund incurred $2,532 and $5,059 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2009, the Moderate Duration Fund and the Short-Term Fund were allocated $1,775 and $1,797 of the Chief Compliance Officer fee, respectively.

Note 4 – Distribution Agreement and Plan
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Moderate Duration Fund to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.10% of the Fund’s average daily net assets.  The Short-Term Fund did not accrue 12b-1 fees during the six months ended May 31, 2009.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2009, the Moderate Duration Fund paid the Distributor $12,683.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2009, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $15,628,643 and $6,199,263, respectively, for the Moderate Duration Fund and $17,644,157 and $26,433,926, respectively, for the Short-Term Fund.  Purchases and sales of U.S. government obligations for the six months ended May 31, 2009 were $13,714,575 and $13,840,496, respectively, for the Moderate Duration Fund and $15,889,769 and $7,100,000, respectively, for the Short-Term Fund.

Note 6 – Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

PIA Funds
Notes to Financial Statements – May 31, 2009 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2009:

	Moderate Duration Fund		Short-Term Fund
	Investments	Other Financial	Investments	Other Financial
Description	in Securities	Instruments	in Securities	Instruments
Level 1	$1,880,880	$—	$3,136,542	$—
Level 2	29,566,288	—	102,960,746	—
Level 3	—	—	—	—
Total	$31,447,168	$—	$106,097,288	$—

Note 7 – Additional Disclosure about Derivative Instruments
In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may use derivative instruments as part of its principal investment strategy to achieve its investment objective.  During the six months ended May 31, 2009, the Moderate Duration Fund invested in futures for hedging purposes.  The Moderate Duration Fund did not hold any investments in futures at May 31, 2009.  For additional information on futures transactions, refer to Note 2 – Significant Accounting Policies.

	Moderate Duration Fund
	Location of Gain/(Loss) on	Realized Gain/(Loss) on
Derivatives Used as Hedging Instruments	Derivatives Recognized in Income	Derivatives Recognized in Income
Interest rate contracts	Net realized gain/(loss) on	$5,243
	futures contracts closed

Note 8 – Lines of Credit
Through March 31, 2009, the Moderate Duration Fund and the Short-Term Fund had lines of credit in the amount of $3,250,000 and $18,000,000, respectively.  Effective April 1, 2009, the Moderate Duration Fund and the Short-Term Fund have lines of credit in the amount of $7,590,000 and $24,200,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  For the six months ended May 31, 2009, the Funds did not draw upon their lines of credit.

Note 9 – Federal Income Tax Information
Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

PIA Funds
Notes to Financial Statements – May 31, 2009 (continued)
(Unaudited)

The tax character of distributions paid during the six months ended May 31, 2009 and the year ended November 30, 2008 was as follows:

	Moderate Duration Fund		Short-Term Fund
	May 31, 2009	Nov. 30, 2008	May 31, 2009	Nov. 30, 2008
Ordinary income	$418,115	$489,814	$1,019,631	$2,081,431

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2008, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Moderate Duration Fund	Short-Term Fund
Cost of investments (a)	$22,739,718	$64,042,497
Gross unrealized appreciation	396,673	520,978
Gross unrealized depreciation	(387,204)	(116,694)
Net unrealized appreciation	9,469	404,284
Undistributed ordinary income	32,694	54,393
Undistributed long-term capital gains	—	—
Total distributable earnings	32,694	54,393
Other accumulated gains/(losses)	(1,611,002)	(1,295,122)
Total accumulated earnings/(losses)	$(1,569,839)	$(836,445)

(a)	The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales.

The Moderate Duration Fund and the Short-Term Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2011	2012	2013	2014	2015	Total
Moderate Duration Fund	—	$1,450,842	—	$161,160	—	$1,612,002
Short-Term Fund	$523,330	326,612	$183,103	218,276	$43,801	1,295,122

Note 10 – Other Tax Information
For the year ended November 30, 2008, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2008 is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

PIA Funds
Notice to Shareholders – May 31, 2009
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2008
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 11, 2008, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund with the Adviser for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of October 31, 2008 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

PIA Moderate Duration Bond Fund:  The Board noted that the Moderate Duration Bond Fund’s performance was above its peer group median and averages for all relevant periods.  The Board particularly noted the Fund’s first quartile performance ranking for all relevant periods.

PIA Short-Term Securities Fund:  The Board noted that the Short-Term Securities Fund’s performance was above its peer group median and averages for all relevant periods.  The Board particularly noted the Fund’s first quartile performance ranking for the year-to-date and five-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

PIA Moderate Duration Bond Fund:  The Board noted that the Adviser had voluntarily agreed to maintain an expense limitation for the Moderate Duration Bond Fund of 0.50% and that for the most recent fiscal period the Fund’s gross expense ratio, prior to any waivers, was 1.52%.  Additionally, the Board noted that the Fund’s total expense ratio and contractual advisory fee were below its peer group median and average, and the contractual advisory fee was in line with the fees charged by the Adviser to its other investment management clients.

PIA Short-Term Securities Fund:  The Board noted that the Adviser had voluntarily agreed to maintain an expense limitation for the Short-Term Securities Fund of 0.35% and that for the most recent fiscal period the Fund’s gross expense ratio, prior to any waivers, was 0.49%.  Additionally, the Board noted that the Fund’s total expense ratio and contractual advisory fee were below its peer group median and average, and the contractual advisory fee was less than the fees charged by the Adviser to its other investment management clients.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grow.  In this regard, the Board noted that the Adviser has voluntarily agreed to reduce its advisory fees or pay for Fund expenses so that the Funds do not exceed a specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, particularly benefits received in exchange for Rule 12b-1 fees on the Moderate Duration Bond Fund.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had sufficient resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund would be in the best interest of each Fund and its shareholders.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/30/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date    7/30/09

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   7/30/09

* Print the name and title of each signing officer under his or her signature.